Other Liabilities - Summary of Accrued Expenses and Other Liabilities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Other Liabilities [Line Items]
Other liabilities	₩ 36,429,662	$ 24,650,280	₩ 40,264,935	[1]	₩ 28,850,033
Other financial liabilities
Other Liabilities [Line Items]
Other liabilities	33,594,883		37,416,916
Other payables
Other Liabilities [Line Items]
Other liabilities	15,229,554		17,953,030
Prepaid card and debit card payables
Other Liabilities [Line Items]
Other liabilities	36,125		36,005
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	5,862,874		5,592,853
Financial guarantee contracts liabilities
Other Liabilities [Line Items]
Other liabilities	31,668		47,199
Deposits for letter of guarantees and others
Other Liabilities [Line Items]
Other liabilities	1,079,417		1,139,506
Domestic exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	295,326		2,864,203
Foreign exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	268,794		215,730
Borrowings of other accounting businesses
Other Liabilities [Line Items]
Other liabilities	4,404		2,793
Due to trust accounts
Other Liabilities [Line Items]
Other liabilities	8,232,002		8,142,102
Liability incurred from agency relationships
Other Liabilities [Line Items]
Other liabilities	794,661		514,642
Account for agency businesses
Other Liabilities [Line Items]
Other liabilities	733,654		249,379
Dividend payables
Other Liabilities [Line Items]
Other liabilities	1,836		7,455
Lease liabilities
Other Liabilities [Line Items]
Other liabilities	964,399		588,803
Others
Other Liabilities [Line Items]
Other liabilities	60,169		63,216
Other non-financial liabilities
Other Liabilities [Line Items]
Other liabilities	2,834,779		2,848,019
Other payables
Other Liabilities [Line Items]
Other liabilities	395,951		353,074
Unearned revenue
Other Liabilities [Line Items]
Other liabilities	367,468		351,677
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	1,153,956		961,464
Deferred revenue on credit card points
Other Liabilities [Line Items]
Other liabilities	238,584		242,346
Withholding taxes
Other Liabilities [Line Items]
Other liabilities	286,435		306,709
Others
Other Liabilities [Line Items]
Other liabilities	₩ 392,385		₩ 632,749

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.